CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash	$ 1,105,971	$ 118,734
Accounts receivable, net of allowance for credit losses of $1,741,238 and $32,457 as of June 30, 2024, and December 31, 2023, respectively	2,513,855	$ 628,480
Due from related party	$ 785,934
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related party	Related party
Prepaids and other current assets	$ 760,789	$ 79,920
Total current assets	5,166,549	$ 827,134
Note receivable, related party	$ 245,500
Financing Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]	Related party	Related party
Right-of-use assets, net (related party portion $260,373 and zero as of June 30, 2024, and December 31, 2023, respectively)	$ 691,684
Intangible assets	12,100,000
Total Goodwill	59,900,694
Fixed assets, net	883,323	$ 3,657
Total assets	78,987,750	830,791
Current liabilities
Accounts payable and accrued liabilities	6,752,985	1,824,408
Deferred revenue	1,023,492	802,524
Due to related party	$ 456,858	$ 338,506
Other Liability, Current, Related Party [Extensible Enumeration]	Related party	Related party
Right-of use liability - operating (related party portion $101,401 and zero as of June 30, 2024, and December 31, 2023, respectively)	$ 222,910
Right-of use liability - financing	507,538
Factoring payable	348,463
Encompass Purchase liability	268,038
SAFE Note		$ 135,000
Contingent liability		600,000
ELOC Note	500,000
Loan payable, related party, net of discount	471,651	323,000
Line of credit and note payable, net of discount	928,280	220,000
Total current liabilities	22,879,867	4,243,438
Line of credit and notes payable, less current portion, net of discount	593,941
Right-of-use liability - operating, less current portion (related party portion $163,658 and zero as of June 30, 2024, and December 31, 2023, respectively)	471,507
Right-of-use liability - financing, less current portion	231,879
Total liabilities	24,177,194	4,243,438
Commitments and contingencies (Note 9)
Stockholders' equity (deficit)
Preferred stock, $0.0001 par value, 10,000,000 shares authorized; 6,158 and zero shares issued and outstanding as of June 30, 2024, and December 31, 2023, respectively	1
Common stock, $0.0001 par value; 100,000,000 shares authorized 14,806,820 and 4,639,643 shares issued and outstanding as of June 30, 2024, and December 31, 2023, respectively	1,481	464
Additional paid-in capital	64,582,130	6,027,153
Accumulated deficit	(9,773,056)	(9,114,985)
Non-controlling interest		(325,279)
Total stockholders' equity (deficit)	54,810,556	(3,412,647)
Total liabilities and stockholders' equity (deficit)	78,987,750	830,791
Nonrelated party
Current assets
Right-of-use assets, net (related party portion $260,373 and zero as of June 30, 2024, and December 31, 2023, respectively)	431,311
Current liabilities
Right-of use liability - operating (related party portion $101,401 and zero as of June 30, 2024, and December 31, 2023, respectively)	121,509
Right-of-use liability - operating, less current portion (related party portion $163,658 and zero as of June 30, 2024, and December 31, 2023, respectively)	307,849
Related party
Current assets
Right-of-use assets, net (related party portion $260,373 and zero as of June 30, 2024, and December 31, 2023, respectively)	260,373	0
Current liabilities
Right-of use liability - operating (related party portion $101,401 and zero as of June 30, 2024, and December 31, 2023, respectively)	101,401	0
Right-of-use liability - operating, less current portion (related party portion $163,658 and zero as of June 30, 2024, and December 31, 2023, respectively)	163,658	$ 0
ELOC
Current liabilities
ELOC	638,321
Additional Bridge Notes
Current liabilities
Notes payable, current portion	397,408
Exchange Note
Current liabilities
Notes payable, current portion	5,666,873
Quantum Convertible Note
Current liabilities
Notes payable, current portion	$ 4,697,050